Financial instruments	9 Months Ended
Sep. 30, 2025
Financial Instruments Disclosure [Abstract]
Financial instruments
16. Financial instruments:

Financial management risk

The Company has exposure to liquidity risk, credit risk, foreign currency risk and interest rate risk.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they are due. The Company has a history of operating losses and negative cash flows from operations. At September 30, 2025, the Company had $33,096 of cash and cash equivalents, including $354 in restricted cash.
16. Financial Instruments (continued):

The following are the contractual maturities of financial obligations as at September 30, 2025:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years
Accounts payable and accrued liabilities	$15,550	$15,550	$15,550	$—	$—
Term loan facility (note 11)	3,903	4,372	4,372	—	—
Operating lease obligations	1,811	2,716	627	1,674	415
	$21,264	$22,638	$20,549	$1,674	$415
Fair value of financial instruments

As at September 30, 2025, cash and cash equivalents are measured at fair value on a recurring basis and are included in Level 1.

The carrying amounts reported in the unaudited condensed consolidated interim balance sheets for accounts receivable, and accounts payable and accrued liabilities approximate their fair values due to the short-term period to maturity of these instruments.

The long-term investments represent the Company's interests in Cespira and is accounted for using the equity method.

The carrying values reported in the condensed consolidated interim balance sheets for obligations under operating leases, which are based upon discounted cash flows, approximate their fair values.

The carrying value of the term loan facility included in long-term debt (note 11) is carried at amortized cost, which approximate its fair value as at September 30, 2025.

The Company categorizes its fair value measurements for items measured at fair value on a recurring basis into three categories as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 –	Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

When available, the Company uses quoted market prices to determine fair value and classify such items in Level 1.  When necessary, Level 2 valuations are performed based on quoted market prices for similar instruments in active markets and/or model–derived valuations with inputs that are observable in active markets.  Level 3 valuations are undertaken in the absence of reliable Level 1 or Level 2 information.